CONVERTIBLE DEBENTURES (Schedule of convertible debentures) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Debt Instrument [Line Items]
Accretion	$ 0	$ 509,871	$ 0
Repayment of principal	0	(677,732)	0
Current portion	0	977,817	0
Non-current portion	0	710,367	$ 0
Convertible debentures [Member]
Debt Instrument [Line Items]
Balance, March 31, 2024		0
Additions from private placement		1,954,534
Accretion		509,871
Interest		293,675
Payment of interest		(293,675)
Repayment of principal		(677,732)
Effect of foreign exchange		(98,489)
Balance, March 31, 2025	$ 0	1,688,184
Current portion		977,817
Non-current portion		$ 710,367